LEASE (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Lease
Operating lease assets	$ 24,572	¥ 3,834,503	¥ 3,909,012
Finance lease assets	968	151,091	102,045
Total lease assets	25,540	3,985,594	4,011,057
Operating	7,729	1,206,136	881,838
Finance	396	61,779	49,423
Operating	18,458	2,880,319	3,214,665
Finance	614	95,744	58,171
Total lease liabilities	$ 27,197	¥ 4,243,978	¥ 4,204,097